Offerings - Offering: 1	Jul. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,111,496,465.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 153,497.66
Offering Note	(1) Estimated solely for purposes of calculating the filing fee, based on a preliminary estimate of the aggregate of, as applicable, the cash and the value of the securities and other property to be distributed to security holders, as computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The registrant has estimated that the distributions to security holders in the dissolution described in the proxy statement will be in the range of $7.75 to $8.50 per share of the registrant's common stock, par value $0.01 per share (the "Shares"), and the top end of the estimate has been used for the fee calculation. For the purposes of the fee calculation, as described in the proxy statement, the registrant has assumed 130,764,290 Shares outstanding, on a fully-diluted basis. (2) Pursuant to Section 14(g) of the Exchange Act, the filing fee was calculated by multiplying an estimate of the aggregate of, as applicable, the cash and the value of the securities and other property to be distributed to security holders determined as described in footnote (1) above by 0.00013810.